Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2014	December 31, 2013
Deferred tax assets:
Net operating loss carryforward	$23,246,809	$18,454,164
Stock-based compensation	4,121,311	3,685,646
Stock Award Payable	--	40,792
Total deferred tax assets	27,368,120	22,180,602

Deferred tax liabilities:
Property and equipment	(673,241)	(421,025)

Less: valuation allowance	(26,694,879)	(21,759,577)
	$--	$--

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31, 2014		December 31, 2013		December 31, 2012

Federal statutory rate	$(3,610,711)	35.0%	$(4,572,234)	35.0%	$(3,406,340)	35.0%
State income taxes – Idaho	(11,016)	0.1%	(14,264)	0.1%	(37,982)	0.4%
State income taxes - Utah	(239,093)	2.3%	(199,166)	1.5%	(227,169)	2.3%
State and local income taxes - NY	(46,372)	0.4%	(58,721)	0.5%	--	--
Change in valuation allowance	4,935,302	(47.8%)	5,034,877	(39.0% )	3,903,777	(40.1% )
Net nontaxable gain on derivative	(843,861)	8.2%	(290,623)	2.2%	(232,286)	2.4%
Miscellaneous	(184,249)	1.8%	100,131	(0.3% )	-	--

	$--	0%	$--	0%	$--	0%